Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 79,370	$ 56,226
Restricted cash	30,390	122,316
Prepaid expenses and other current assets	20,749	50,321
Total current assets	450,813	403,938
Long-term investments	695,348	810,990
Total assets	1,176,844	1,267,833
Current liabilities:
Short-term debt	37,202	106,919
Accrued expenses and other current liabilities	19,781	29,731
Amounts due to related party	10,914	36
Total current liabilities	270,223	208,751
Long-term liabilities	95,390	122,072
Other non-current liabilities	12,849	7,622
Total liabilities	438,378	338,445
Equity:
Additional paid-in capital	1,266,592	1,243,083
Accumulated deficit	(542,746)	(357,394)
Accumulated other comprehensive income	6,883	37,124	$ 7,774	$ 174,781
Total Renren Inc. shareholders' equity	738,466	930,544
TOTAL LIABILITIES AND EQUITY	1,176,844	1,267,833
Class A ordinary shares [Member]
Equity:
Ordinary shares	720	714
Class B ordinary shares [Member]
Equity:
Ordinary shares	305	305
Parent Company [Member]
Current assets:
Cash and cash equivalents	15,694	5,633
Restricted cash		115,370
Prepaid expenses and other current assets		18,848
Amounts due from subsidiaries	1,127,402	1,062,047
Total current assets	1,143,096	1,201,898
Long-term investments	232,952	242,099
Investment in subsidiaries	(529,991)	(350,092)
Total assets	846,057	1,093,905
Current liabilities:
Short-term debt	30,000	100,000
Accrued expenses and other current liabilities	1,446	3,135
Amounts due to related party	10,692	0
Total current liabilities	42,138	103,135
Long-term liabilities	52,604	52,604
Other non-current liabilities	12,849	7,622
Total liabilities	107,591	163,361
Equity:
Additional paid-in capital	1,266,592	1,243,083
Accumulated deficit	(536,034)	(350,682)
Accumulated other comprehensive income	6,883	37,124
Total Renren Inc. shareholders' equity	738,466	930,544
TOTAL LIABILITIES AND EQUITY	846,057	1,093,905
Parent Company [Member] | Class A ordinary shares [Member]
Equity:
Ordinary shares	720	714
Parent Company [Member] | Class B ordinary shares [Member]
Equity:
Ordinary shares	$ 305	$ 305